Note 12 - Right-of-Use Assets and Finance Lease Liabilities (Details Textual) - USD ($) $ in Thousands					4 Months Ended	6 Months Ended
	Jul. 12, 2019	Jan. 01, 2019	Jun. 19, 2017	Jul. 15, 2016	Apr. 30, 2014	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	May 31, 2019
Sale Leaseback Transaction, Historical Cost						$ 452,564
Finance Lease, Right-of-Use Asset, Amortization						3,713	$ 3,444
Sale Leaseback Transaction, Accumulated Depreciation						31,444		$ 27,731
Sale Leaseback Transaction, Net Book Value, Total						195,233		$ 199,098
Finance Lease Liability, Excluding Financing Costs						125,224
Finance Lease, Interest Expense						$ 2,406	$ 3,057
Reclassification from Prepaid Lease Rentals to Right-of-use Assets [Member]
Current Period Reclassification Adjustment		$ 42,919
Reclassification from Deferred Gain, Net to Right-of-use Assets [Member]
Current Period Reclassification Adjustment		$ 3,557
Adele Shipping Co Loan Agreement [Member] | Loans Payable [Member]
Proceeds from Issuance of Debt	$ 68,000
Sale Leaseback Transactions Regarding the Vessels MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Sale Leaseback Transaction, Term (Year)					10 years
Vessel's sale and leaseback price					$ 85,572
Sale Leaseback Transactions Regarding Vessels MSC Athens and MSC Athos [Member]
Sale Leaseback Transaction, Term (Year)				7 years
Sale and Leaseback Transaction, Additional Amount									$ 12,000	$ 12,000
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term (Year)			7 years